Net Revenues - Distribution by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution of net consolidated revenues by segment
Net revenue	€ 5,098,691	€ 4,486,724	€ 4,318,073
Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	5,098,691	4,486,724	4,318,073
Intersegments
Distribution of net consolidated revenues by segment
Net revenue	(52,176)	(41,154)	(34,784)
Bioscience | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	3,993,462	3,516,704	3,429,785
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	733,604	702,265	732,369
Hospital | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	134,441	119,454	105,649
Bio supplies | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	266,540	167,004	66,791
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	€ 22,820	€ 22,451	€ 18,263